16. Short and long-term debt (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	R$ 1,591,397	R$ 1,889,659
Less total interest	(115,246)	(171,647)
Present value of minimum lease payments	1,476,151	1,718,012
Less current portion	(288,194)	(266,894)
Noncurrent portion	1,187,957	1,451,118
2017
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	0	350,883
2018
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	333,795	328,931
2019
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	319,511	307,027
2020
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	267,477	267,885
2021
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	224,591	227,204
2022
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	119,200	115,367
Thereafter
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	R$ 326,823	R$ 292,362